Discontinued Operations - Disclosure of Financial Performance Relating to Discontinued Operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Net interest income	£ 3,997	£ 3,381	[1]	£ 3,227	[1]
Net fee and commission income	280	318	[1]	627	[1]
Other operating income	267	136	[1]	178	[1]
Total operating income	4,544	3,835	[1]	4,032	[1]
Operating expenses before credit impairment write-backs/losses, provisions and charges	(2,540)	(2,425)	[1]	(2,466)	[1]
Credit impairment write-backs/ (losses)	233	(639)	[1]	(198)	[1]
Provisions for other liabilities and charges	(379)	(263)	[1]	(428)	[1]
Total operating credit impairment write-backs/losses, provisions and charges	(146)	(902)	[1]	(626)	[1]
Profit from discontinued operations before tax	44	44		41
Tax on profit from discontinued operations	(12)	(13)		(11)
Profit from discontinued operations after tax	32	31	[1]	30	[1]
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Net interest income	33	55		68
Net fee and commission income	34	65		62
Other operating income	2	2		8
Total operating income	69	122		138
Operating expenses before credit impairment write-backs/losses, provisions and charges	(32)	(62)		(60)
Credit impairment write-backs/ (losses)	11	(6)		(22)
Provisions for other liabilities and charges	(4)	(10)		(15)
Total operating credit impairment write-backs/losses, provisions and charges	£ 7	£ (16)		£ (37)

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.